Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	American Midstream Partners, LP
Entity Central Index Key	0001513965
Document Type	8-K
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer